Acquisitions Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions	Dec. 31, 2015	Nov. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	$ 14,744.7		$ 8,877.6	$ 8,500.0
SunGard [Member]
Business Acquisition [Line Items]
Cash		$ 631.1
Trade and other receivables		559.4
Property and equipment		135.5
Computer software		674.3
Intangible assets		4,190.0
Other assets		73.7
Goodwill		5,993.8
Liabilities assumed and noncontrolling interest		7,178.7
Assets acquired, goodwill, and liabilities assumed, net		5,079.1
Long-term debt, subsequently retired		4,737.9
Deferred income taxes		1,650.2
Deferred revenue		278.3
Other liabilities and noncontrolling interest		$ 512.3